Prepayments and deposits	9 Months Ended
Sep. 30, 2023
Prepayments And Deposits [Abstract]
Prepayments and deposits	Prepayment and deposits

As at	September 30, 2023	December 31, 2022
Prepaid lease deposits	$0.7	$0.5
Prepaid transaction costs	5.7	0.6
Prepaid construction charges	3.1	1.4
Prepaid equipment deposits	33.4	86.1
Prepaid insurance	5.3	4.2
Other prepaids	3.6	2.4
Prepaids and deposits	$51.8	$95.2
Other prepaids consist principally of other deposits and prepaid subscriptions